Consolidated Statements of Financial Position - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Current assets
Cash	$ 583,119	$ 2,743,694
Accounts receivable	1,488
Sales tax receivable	12,310	10,986
Prepaid expenses	105,539	49,891
Due from related parties	25,070	7,400
Total current assets	727,526	2,811,971
Non-current assets
Equipment	12,464	0
Intangible assets	0	1,240,781
Goodwill		253,975
Total assets	739,990	4,306,727
Current liabilities
Accounts payable	217,023	112,757
Due to related parties	10,035	3,000
Loan payable		51,184
Total current liabilities	227,058	166,941
Non-current liabilities
Deferred tax liability		245,813
Total liabilities	227,058	412,754
SHAREHOLDERS' EQUITY
Share capital	5,676,498	5,311,034
Shares to be issued	22,811
Contributed surplus	736,271	185,024
Accumulated other comprehensive loss	46,244
Deficit	(5,968,892)	(1,602,085)
Total shareholders' equity	512,932	3,893,973
Total liabilities and shareholders' equity	$ 739,990	$ 4,306,727